5. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Information
SEGMENT INFORMATION
5.	SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the chief operating decision maker for assessing the performance of each segment and allocating resources.

As disclosed in note 1, in order to reflect the management structure changes, the segment information is prepared considering the 5 operating segments, as follows: Brazil, Southern Cone, International, One Foods and Other Segments, which primarily observe our geographical structure. The information for the years ended December 31, 2016 and 2015 was restated in order to be comparable to the information for the year ended December 31, 2017, according to the new segments of the Company.

These segments include sales of all distribution channels and operations subdivided according to the nature of the products whose characteristics are described below:

·	Poultry: involves the production and sale of whole poultry and in-natura cuts.

·	Pork and other: involves the production and sale of in-natura cuts.

·	Processed: involves the production and sale of processed foods, frozen and processed products derived from poultry, pork and beef, margarine, vegetable and soybean-based products.

·	Other sales: involves the sale of flour for food service and others.

Other segments are divided into:

·	Ingredients: commercialization and development of animal health ingredients, human nutrition, plant nutrition (fertilizers) and health care (health and wellness). Such new channel was created during the 2nd quarter of 2017, with the purpose of adding value to the co-products and optimizing the Company’s production chain.

·	Other segments: commercialization of in-natura beef cuts and agricultural products.

The net sales for each reportable operating segment are presented below:

		Restated
Net sales	12.31.17	12.31.16	12.31.15
Brazil
In-natura	3,489.9	3,109.0	2,997.9
Poultry	2,697.5	2,410.3	2,265.0
Pork and other	792.4	698.7	732.9
Processed	11,681.6	11,600.8	12,206.5
Other sales	17.1	98.3	51.1
	15,188.6	14,808.1	15,255.5

One Foods
In-natura	5,591.6	5,584.2	5,922.2
Poultry	5,557.2	5,542.1	5,886.8
Other	34.4	42.1	35.3
Processed	909.7	642.3	436.2
Other sales	195.5	-	-
	6,696.8	6,226.5	6,358.3

International
In-natura	5,531.7	6,547.6	5,738.2
Poultry	4,255.4	5,063.5	4,378.7
Pork and other	1,276.3	1,484.1	1,359.5
Processed	2,728.2	2,867.4	2,175.4
Other sales	237.2	221.4	1.5
	8,497.1	9,636.4	7,915.1

Southern Cone
In-natura	395.2	383.0	564.9
Poultry	195.8	230.2	290.3
Pork and other	199.4	152.8	274.6
Processed	1,408.8	1,348.0	1,271.1
Other sales	57.6	33.8	49.8
	1,861.6	1,764.8	1,885.8

Other segments
Ingredients	269.2	-	-
Other sales	956.1	1,297.1	782.0
	1,225.3	1,297.1	782.0
	33,469.4	33,732.9	32,196.6

		Restated
	12.31.17	12.31.16	12.31.15
Brazil	1,019.1	1,028.5	1,547.4
One Foods	8.3	348.6	1,148.0
International	345.6	525.6	1,426.3
Southern Cone	(80.6)	30.9	88.7
Other segments	54.7	21.3	31.1
Ingredients	52.1	-	-
Other sales	2.6	21.3	31.1
Sub total	1,347.1	1,954.8	4,241.5
Corporate	(610.9)	(139.6)	(13.1)
	736.2	1,815.2	4,228.4

The operating income for each reportable operating segment is presented below:

The Corporate line presented above refers to relevant events not attributable to the normal course of its business either to the operating segments, which are recognized as other operating income (expense). For the year ended December 31, 2017, the main events were: R$332.9 in provisions for contingencies, mainly public civil actions, R$157.5 in expenses related to Weak Flesh Operation, R$205.9 provision for adjustment to realizable value of inventories related to Weak Flesh Operation, R$51.9 in business combination costs related to Banvit, R$36.7 in business combination costs related to Lactalis divestiture, R$9.9 in health insurance claims, R$147.7 gain on tax amnesty program and other events of R$31.3.

No customer individually or in aggregate accounted for more than 5% of net sales for the years ended December 31, 2017, 2016 and 2015.

The goodwill and intangible assets with indefinite useful life (trademarks) arising from business combinations were allocated to the reportable operating segments, considering the generated economic benefits by such intangible assets, as presented below:

	Goodwill		Trademarks		Total
		Restated		Restated		Restated
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Brazil	1,151.5	1,151.5	982.5	982.5	2,134.0	2,134.0
One Foods	1,388.1	1,225.0	389.2	170.4	1,777.3	1,395.4
International	1,345.4	1,247.0	24.5	24.7	1,369.9	1,271.7
Southern Cone	307.2	720.0	253.7	135.6	560.9	855.6
	4,192.2	4,343.5	1,649.9	1,313.2	5,842.1	5,656.7

The Company performed the impairment test of the assets allocated to the reportable segments using the discounted cash flow methodology. The results and main assumptions used are disclosed in note 18.

Information referring to the total assets by reportable segments is not being disclosed, as it is not included in the set of information made available to the chief operating decision maker, which take investment decisions and determine allocation of assets on a consolidated basis.